Note 12 - Income Taxes (Details) - Deferred Tax Assets and Liabilities - JPY (¥) ¥ in Thousands		Mar. 31, 2015	Mar. 31, 2014
Note 12 - Income Taxes (Details) - Deferred Tax Assets and Liabilities [Line Items]
Unrealized gains on available-for-sale securities		¥ 832,426	¥ 847,033
Capital leases		141,255	106,807
Accrued expenses		995,253	748,875
Retirement and pension cost		960,151	816,558
Allowance for doubtful accounts		58,760	48,885
Depreciation		101,652
Net loss on other investments		230,794	240,698
Operating loss carryforwards		¥ 1,276,690	¥ 1,370,277
Transactions in transit*	[1]
Transactions in transit*	[1]	¥ 106,631	¥ 86,953
Impairment loss on telephone rights		74,268	77,690
Accrued enterprise tax		86,448	101,252
Asset retirement obligation		194,553	184,325
Deferred revenue		353,098	614,054
Investments in equity method investees		241,210	233,550
Investments in funds		100,045	131,443
Other		333,752	85,770
Other		245,421	166,346
Total		4,995,488	4,843,452
Total		3,573,608	3,567,953
Valuation allowance		(611,997)	(428,184)
Total		4,383,491	4,415,268
Total		3,573,608	3,567,953
Tax deduction of goodwill		810,172	690,499
Excess of tax deductible goodwill over the reported amount of goodwill		88,769	316,818
Customer Relationships [Member]
Note 12 - Income Taxes (Details) - Deferred Tax Assets and Liabilities [Line Items]
Intangible assets		1,299,335	1,505,159
Trademarks [Member]
Note 12 - Income Taxes (Details) - Deferred Tax Assets and Liabilities [Line Items]
Intangible assets		¥ 38,413	¥ 38,413

[1]	This item arises from transactions between IIJ and foreign subsidiaries, which were recorded in the different periods as a result of the difference in each company's fiscal year-end.